Property and Equipment (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment (Textual)
Depreciation expense	$ 8,803	$ 11,847	$ 37,984	$ 36,723
Equipment [Member] | Minimum [Member]
Property and Equipment (Textual)
Estimated useful life	3 years
Equipment [Member] | Maximum [Member]
Property and Equipment (Textual)
Estimated useful life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property and Equipment (Textual)
Estimated useful life	3 years		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property and Equipment (Textual)
Estimated useful life	7 years		7 years
Hardware and Software [Member] | Minimum [Member]
Property and Equipment (Textual)
Estimated useful life	3 years		3 years
Hardware and Software [Member] | Maximum [Member]
Property and Equipment (Textual)
Estimated useful life	7 years		7 years
Leasehold Improvements [Member]
Property and Equipment (Textual)
Amount invested	$ 6,959
Leasehold Improvements [Member] | Minimum [Member]
Property and Equipment (Textual)
Estimated useful life	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property and Equipment (Textual)
Estimated useful life	7 years
New hires [Member]
Property and Equipment (Textual)
Amount invested	$ 6,868
New Shop Equipment [Member]
Property and Equipment (Textual)
Amount invested	$ 16,934